DIVESTMENTS AND ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of divestments completed
The table below summarizes the divestment of AMTPR completed during the six months ended June 30, 2026.

June 30, 2026
AMTPR
Cash and cash equivalents	2
Other current assets	21
Property, plant and equipment	6
Other assets	—
Total assets	29

Current liabilities	58
Other long-term liabilities	—
Total Liabilities	58
Total net assets disposed of	(29)
Goodwill allocation	—
Consideration	—
Reclassification of foreign exchange	7
Gain on disposal	36

Disclosure of entities classified as held for sale

June 30, 2026
AMCR
Current assets:
Cash and cash equivalents	23
Trade accounts receivable, prepaid expenses and other current assets	31
Inventories	65
Total current assets	119
Non-current assets:
Property, plant and equipment	18
Other assets	3
Total non-current assets	21
Total assets	140
Trade accounts payables, accrued expenses and other liabilities	51
Total current liabilities	51
Long term debt and other long term liabilities	3
Total liabilities	54